Bank Borrowings - Schedule of Bank Borrowings (Details) - Bank Borrowings [Member] ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Short-term bank borrowing	[1]	¥ 17,172	$ 2,397	¥ 15,172
Long-term bank borrowing, current portion		5,800	810	2,800
Long-term bank borrowing, non-current portion	[2]			3,700
Total bank borrowings		¥ 22,972	$ 3,207	¥ 21,672

[1]	As of June,30, 2025, Youxu Zibo entered into a one-year short-term bank loan of RMB200 on February 21, 2025, at an annual interest rate of 3.45%.
[2]	As of June 30, 2025, Youxu Zibo repaid RMB700 of its bank borrowings from Bank of Qishang.